Borrowings	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about borrowings [abstract]
Borrowings
27. Borrowings
The following table provides a breakdown for non-current and current borrowings:

	2023			2022
(€ thousands)	Committed Loans	Other financial loans	Total borrowings	Committed Loans	Other financial loans	Total borrowings
At January 1,	470,627	428	471,055	578,213	50,725	628,938
Business combinations	21,258	8,632	29,890	—	—	—
Repayments	(298,256)	(7,894)	(306,150)	(109,422)	(50,297)	(159,719)
Proceeds	119,924	84,500	204,424	—	—	—
Other	3,403	—	3,403	1,836	—	1,836
At December 31,	316,956	85,666	402,622	470,627	428	471,055
Of which:
Non-current	113,244	41	113,285	184,661	219	184,880
Current	203,712	85,625	289,337	285,966	209	286,175
The repayment schedule for borrowings is summarized below:

(€ thousands)	At December 31, 2023	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	316,956	203,712	84,936	19,670	4,586	4,052
Other financial liabilities	85,666	85,625	41	—	—	—
Total borrowings	402,622	289,337	84,977	19,670	4,586	4,052

(€ thousands)	At December 31, 2022	Year 1	Year 2	Year 3	Year 4	Year 5 and beyond
Committed loans	470,627	285,966	137,206	35,387	3,994	8,074
Other financial liabilities	428	209	211	8	—	—
Total borrowings	471,055	286,175	137,417	35,395	3,994	8,074

Interest on certain of the Group’s borrowings is calculated based on variable rates. Management may use interest rate swaps (“IRS”) or other derivative financial instruments to hedge exposure to fluctuations in interest rates associated with monetary flows and not for speculative purposes. See Note 35 — Qualitative and quantitative information on financial risks for additional information related to the Group’s management of interest rate and other financial risks.
The following tables provide details relating to the Group’s individual borrowings.

				At December 31, 2023
Borrower	Interest rate	Interest rate terms	Expiry date	of which current portion	of which non-current portion
				(€ thousands)
Co.Ti Service S.A.	Fixed	0.75%	August 2025	—	20,000
Co.Ti Service S.A.	Fixed	0.75%	April 2025	—	10,000
Ermenegildo Zegna N.V.	Variable	IRS + 0.60%	December 2024	50,808	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.81%	April 2024	81,351	—
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.79%	May 2025	3,331	1,494
Ermenegildo Zegna N.V.	Fixed	0.73%	September 2028	3,979	16,034
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.60%	February 2024	20,078	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.77%	December 2026	33	19,988
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.97%	December 2025	13	39,971
Ermenegildo Zegna N.V.	Variable	Euribor 3m + 0.80%	February 2024	40,234	—
Ermenegildo Zegna N.V.	Fixed	4.00%	February 2024	15,123	—
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.05%	February 2024	19,592	—
Ermenegildo Zegna N.V.	Fixed	4.05%	March 2024	35,122	—
Ermenegildo Zegna N.V.	Fixed	4.05%	March 2024	15,052	—
Lanificio Ermenegildo Zegna e Figli S.p.A.	Fixed	1.35%	June 2024	109	31
Tom Ford Distribution S.r.l.	Fixed	1.57%	October 2026	124	232
Tom Ford Distribution S.r.l.	Variable	Euribor 3m + 0.80%	September 2024	384	—
Tom Ford Distribution S.r.l.	Fixed	2.20%	June 2026	143	220
Tom Ford Distribution S.r.l.	Variable	Euribor 3m + 1.48%	November 2026	199	408
Tom Ford Distribution S.r.l.	Variable	Euribor 3m + 1.48%	November 2026	399	815
Tom Ford Distribution S.r.l.	Fixed	1.60%	January 2027	101	217
Tom Ford Distribution S.r.l.	Fixed	2.02%	November 2026	124	255
Tom Ford Distribution S.r.l.	Variable	IRS + 3.09%	September 2027	716	2,035
Tom Ford Distribution S.r.l.	Variable	Euribor 1m + 0.45%	January 2024	1,000	—
Pelletteria Tizeta S.r.l.	Variable	Euribor 6m + 1.65%	September 2026	195	368
Pelletteria Tizeta S.r.l.	Fixed	2.02%	October 2026	99	204
Pelletteria Tizeta S.r.l.	Fixed	1.58%	July 2026	124	201
Pelletteria Tizeta S.r.l.	Fixed	1.63%	August 2026	122	207
Pelletteria Tizeta S.r.l.	Variable	IRS + 1.39%	December 2025	591	595
Other borrowings	Fixed	0.05% - 0.49%	Up to 2029	191	10
Total				289,337	113,285
of which fixed				70,413	47,611
of which variable				218,924	65,674

				At December 31, 2022
Borrower	Interest rate	Interest rate terms	Expiry date	of which current portion	of which non-current portion
				(€ thousands)
Ermenegildo Zegna N.V.	Variable	IRS + 1.48%	January 2023	20,099	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.80%	February 2023	20,000	—
Ermenegildo Zegna N.V.	Fixed	0.77%	March 2023	15,000	—
Ermenegildo Zegna N.V.	Fixed	0.49%	April 2023	50,042	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.75%	May 2023	45,139	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.86%	June 2023	6,250	—
Ermenegildo Zegna N.V.	Variable	IRS + 1.05%	August 2023	40,168	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.78%	November 2023	60,139	—
Ermenegildo Zegna N.V.	Variable	Euribor 6m + 0.78%	November 2023	5,000	—
Ermenegildo Zegna N.V.	Fixed	1.22%	November 2023	20,000	—
Ermenegildo Zegna N.V.	Variable	IRS + 0.81%	April 2024	409	79,986
Lanificio Ermenegildo Zegna e Figli S.p.A.	Fixed	1.35%	June 2024	194	195
Ermenegildo Zegna N.V.	Variable	IRS + 0.60%	December 2024	200	49,951
Co.Ti Service S.A.	Fixed	0.75%	March 2025	—	20,000
Co.Ti Service S.A.	Fixed	0.75%	April 2025	—	10,000
Ermenegildo Zegna N.V.	Variable	Euribor 1m + 0.77%	May 2025	3,324	4,750
Ermenegildo Zegna N.V.	Fixed	0.73%	September 2028	33	19,973
Other borrowings	Fixed	0.05% - 0.49%	Up to 2029	178	25
Total				286,175	184,880
of which fixed				85,447	50,193
of which variable				200,728	134,687

At December 31, 2023, the Group has committed revolving lines amounting to an aggregate of €335 million with a maturity ranging between 5 to 7 years (€240 million at December 31, 2022 with a maturity of 7 years). A portion of the committed revolving lines (€190 million) have interest rates linked to the following two important Environment, Social and Governance (“ESG”) targets previously disclosed by the Group: (i) at least 50% of top priority raw materials are traced to their geography of origin and from lower-impact sources by 2026; and (ii) 100% of the electricity is from renewable sources in Europe and the United States by 2024. The lines were drawn down for €40 million at December 31, 2023 (undrawn at December 31, 2022).